Cover Page	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Virgin Group Acquisition Corp. II
Entity Central Index Key	0001841761
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false